Equity and Other Investments (Tables)	12 Months Ended
Dec. 31, 2021
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Equity and Other Investments
Equity and other investments are comprised of:

	December 31, 2021	December 31, 2020
	$	$
With readily determinable fair values	3,206,288	—
Without readily determinable fair values	543,379	173,454
Debt securities under the fair value option	205,878	—
Total equity and other investments	3,955,545	173,454
Adjustments related to equity and other investments with readily determinable fair values in the year ended December 31, 2021 were as follows:

Year ended
December 31, 2021
$
Balance, beginning of the year	—

Adjustments related to equity and other investments with readily determinable fair values:
Transfers from measurement alternative (1)(2)	350,530
Purchases of equity and other investments	40
Net unrealized gains	2,855,718
Balance, end of the year	3,206,288
(1) Effective January 13, 2021, the Company's investment in Affirm no longer qualified for the use of the measurement alternative as the fair value of the investment became readily determinable.
(2) Effective May 12, 2021, the Company's investment in Global-E no longer qualified for the use of the measurement alternative as the fair value of the investment became readily determinable.
Adjustments related to equity and other investments without readily determinable fair values for the years ended December 31, 2021 and 2020 were as follows:

	Years ended
	December 31, 2021	December 31, 2020
	$	$
Balance, beginning of the year	173,454	2,500

Adjustments related to equity and other investments without readily determinable fair values:
Investments received as non-cash consideration in exchange for services	268,058	24,710
Purchases of equity and other investments	450,193	11,051
Transfers to readily determinable fair values (1)(2)	(350,530)	—
Gross unrealized gains	36,926	135,193
Gross unrealized losses and impairments	(34,722)	—
Balance, end of the year	543,379	173,454
(1) Effective January 13, 2021, the Company's investment in Affirm no longer qualified for the use of the measurement alternative as the fair value of the investment became readily determinable.
(2) Effective May 12, 2021, the Company's investment in Global-E no longer qualified for the use of the measurement alternative as the fair value of the investment became readily determinable.